Expense Example, No Redemption {- Franklin Connecticut Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-23 - Franklin Connecticut Tax-Free Income Fund - Class C	Jun. 07, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 135
3 Years	421
5 Years	729
10 Years	$ 1,601